INCOME TAXES - Summary of Company's Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Balance, beginning of the year	$ 823	$ 823
Recognized in net income (loss)	1,332	0
Recognized in other comprehensive income (loss)	(402)
Balance, end of the year	$ 1,753	$ 823